Financial risk management - Credit risk exposures per credit grade of off-balance items (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of internal credit grades [line items]
Credit risk exposures	₩ 246,539,021	₩ 241,489,989
Grade 1
Disclosure of internal credit grades [line items]
Credit risk exposures	216,315,725	213,873,159
Grade 2
Disclosure of internal credit grades [line items]
Credit risk exposures	30,106,405	27,590,175
Financial instruments credit-impaired
Disclosure of internal credit grades [line items]
Credit risk exposures	116,891	26,655
Guarantee contracts
Disclosure of internal credit grades [line items]
Credit risk exposures	26,221,968	22,509,195
Guarantee contracts | 12-month expected credit losses
Disclosure of internal credit grades [line items]
Credit risk exposures	25,091,117	21,999,238
Guarantee contracts | Lifetime expected credit losses
Disclosure of internal credit grades [line items]
Credit risk exposures	1,119,073	488,593
Guarantee contracts | Impaired [Member]
Disclosure of internal credit grades [line items]
Credit risk exposures	11,778	21,364
Guarantee contracts | Grade 1
Disclosure of internal credit grades [line items]
Credit risk exposures	21,520,346	19,573,874
Guarantee contracts | Grade 1 | 12-month expected credit losses
Disclosure of internal credit grades [line items]
Credit risk exposures	20,555,651	19,212,434
Guarantee contracts | Grade 1 | Lifetime expected credit losses
Disclosure of internal credit grades [line items]
Credit risk exposures	964,695	361,440
Guarantee contracts | Grade 2
Disclosure of internal credit grades [line items]
Credit risk exposures	4,689,844	2,913,957
Guarantee contracts | Grade 2 | 12-month expected credit losses
Disclosure of internal credit grades [line items]
Credit risk exposures	4,535,466	2,786,804
Guarantee contracts | Grade 2 | Lifetime expected credit losses
Disclosure of internal credit grades [line items]
Credit risk exposures	154,378	127,153
Guarantee contracts | Financial instruments credit-impaired
Disclosure of internal credit grades [line items]
Credit risk exposures	11,778	21,364
Guarantee contracts | Financial instruments credit-impaired | Impaired [Member]
Disclosure of internal credit grades [line items]
Credit risk exposures	11,778	21,364
Loan commitment and other credit line
Disclosure of internal credit grades [line items]
Credit risk exposures	220,317,053	218,980,794
Loan commitment and other credit line | 12-month expected credit losses
Disclosure of internal credit grades [line items]
Credit risk exposures	208,673,535	205,616,647
Loan commitment and other credit line | Lifetime expected credit losses
Disclosure of internal credit grades [line items]
Credit risk exposures	11,538,405	13,358,856
Loan commitment and other credit line | Impaired [Member]
Disclosure of internal credit grades [line items]
Credit risk exposures	105,113	5,291
Loan commitment and other credit line | Grade 1
Disclosure of internal credit grades [line items]
Credit risk exposures	194,795,379	194,299,285
Loan commitment and other credit line | Grade 1 | 12-month expected credit losses
Disclosure of internal credit grades [line items]
Credit risk exposures	185,899,148	183,928,715
Loan commitment and other credit line | Grade 1 | Lifetime expected credit losses
Disclosure of internal credit grades [line items]
Credit risk exposures	8,896,231	10,370,570
Loan commitment and other credit line | Grade 2
Disclosure of internal credit grades [line items]
Credit risk exposures	25,416,561	24,676,218
Loan commitment and other credit line | Grade 2 | 12-month expected credit losses
Disclosure of internal credit grades [line items]
Credit risk exposures	22,774,387	21,687,932
Loan commitment and other credit line | Grade 2 | Lifetime expected credit losses
Disclosure of internal credit grades [line items]
Credit risk exposures	2,642,174	2,988,286
Loan commitment and other credit line | Financial instruments credit-impaired
Disclosure of internal credit grades [line items]
Credit risk exposures	105,113	5,291
Loan commitment and other credit line | Financial instruments credit-impaired | Impaired [Member]
Disclosure of internal credit grades [line items]
Credit risk exposures	₩ 105,113	₩ 5,291